Share Based Compensation - Share Holding Platform (Details)		1 Months Ended				12 Months Ended
	Mar. 28, 2017 CNY (¥) shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2019 CNY (¥) shares	Jun. 30, 2016 entity	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Jun. 28, 2016 shares
Zto Es Holding Limited ("ZTO ES") | Four limited liability partnerships ("LLPs") established as shareholders of ZTO ES
Share-based compensation
Number of LLPs established in PRC | entity					4
Equity interest hold by each of the four LLPs (as a percent)					25.00%
Ordinary Share Units | Selling, general and administrative expenses
Share-based compensation
Share-based compensation expense recorded | ¥						¥ 0	¥ 3,316,000	¥ 19,899,000
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares										$ 12.88
Share Holding Platform
Share-based compensation
Granted (in shares)			3,925,485
Number of ordinary shares under Incentive Platform
Granted (in shares)			3,925,485
Share Holding Platform | Common Stock [Member]
Share-based compensation
Shares issued to related party													16,000,000
Granted (in shares)	789,150	635,767	785,097	944,577
Number of ordinary shares under Incentive Platform
Granted (in shares)	789,150	635,767	785,097	944,577
Share Holding Platform | Common Stock [Member] | Selling, general and administrative expenses
Share-based compensation
Share-based compensation expense recorded | ¥							¥ 139,308,000	¥ 127,805,000
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares										32.83	$ 25.32	$ 20.13
Share Holding Platform | Common Stock [Member] | Class A ordinary shares
Share-based compensation
Cash subscription payment | ¥		¥ 0	¥ 0	¥ 0
Share Holding Platform | Ordinary Share Units
Share-based compensation
Ratio or ordinary share units to ordinary share													5
Granted (in shares)	3,945,750	3,178,835		4,722,885
Number of ordinary shares under Incentive Platform
Granted (in shares)	3,945,750	3,178,835		4,722,885
Share Holding Platform | Ordinary Share Units | Selling, general and administrative expenses
Share-based compensation
Share-based compensation expense recorded | ¥						¥ 135,778,000			¥ 23,303,000
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares										$ 12.88
Share Holding Platform | Ordinary Share Units | Noncash shares granted
Share-based compensation
Cash subscription payment | ¥	¥ 0
Vesting period	3 years